CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ₪ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 ILS (₪)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 ILS (₪)		Dec. 31, 2019 ILS (₪)
Statement Line Items [Line Items]
Profit for the year | ₪	₪ 115		₪ 17		₪ 19
Other comprehensive income, items that will not be reclassified to profit or loss
Remeasurements of post-employment benefit obligations | ₪	8		1		(2)
Income taxes relating to remeasurements of post-employment benefit obligations | ₪	(2)			[1]		[1]
Other comprehensive income (loss) for the year, net of income taxes | ₪	6		1		(2)
TOTAL COMPREHENSIVE INCOME FOR THE YEAR | ₪	₪ 121		₪ 18		₪ 17
Convenience translation into U.S. dollars [Member]
Statement Line Items [Line Items]
Profit for the year | $		$ 37
Other comprehensive income, items that will not be reclassified to profit or loss
Remeasurements of post-employment benefit obligations | $		3
Income taxes relating to remeasurements of post-employment benefit obligations | $		(1)
Other comprehensive income (loss) for the year, net of income taxes | $		2
TOTAL COMPREHENSIVE INCOME FOR THE YEAR | $		$ 39

[1]	Representing an amount of less than 1 million.